Pro-forma Adjustments (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	May. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Jan. 31, 2015
Split-Off Agreement	The split-off of the Parent’s operating subsidiary in accordance with the Split-Off Agreement, a 1.094891 for 1 forward stock split of the Parent Common Stock outstanding on April 23, 2015, and a cancellation of 9,854,019 shares of Parent Common Stock.
Convertible note payable conversion amount				$ 10,000
Convertible note payable conversion shares				21
Common stock outstanding				11,671
Preferred Stock issued		0	0
Preferred Stock outstanding		0	0
Common stock issued		12,392,115	5,493,200
Common stock outstanding		12,392,115	5,493,200
Conversion of common stock				324.082
Parent Common Stock issued to holders of Akoustis stock				5,500,006
Private placement offering in shares				3,531,104
private placement offering price per share				$ 1.50
Proceeds from private placement offering	$ 5,296,656			$ 5,296,656
Proceeds from convertible notes			$ 655,000	645,000
Placement agent fees and expenses				$ 762,392
Stock issuance to consultants				100,000
Shares issuance price per share				$ 1.50
Fair value of warrants		$ 1,571		$ 313,510
General and Administrative Expense [Member]
Shares issuance expense				$ 150,000